Supplement to the Service and Standard Class Prospectuses
                                     for the
                    Lincoln Variable Insurance Products Trust
                   LVIP SSgA Developed International 150 Fund
                              Dated April 30, 2008


On Page SDI-1, all references to "MSCI EAFE Index" shall be deleted and replaced with "MSCI World ex US Index".


This Supplement is dated April 20, 2009.


 This Supplement should be retained with your Prospectus for future reference.